MEMORANDUM


                    GUGGENHEIM DEFINED PORTFOLIOS, SERIES 817
                               FILE NO. 333-175817

         The Prospectus and the Indenture filed with Amendment No. 2 to the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of securities on September 21, 2011 and to set forth certain data based thereon. In addition, there are a number of other changes from the Prospectus as originally filed.

         An effort has been made to set forth below certain of the changes and also to reflect all changes by marking the Prospectus submitted with the Amendment.


                                 THE PROSPECTUS

         Part A.  The date of the Prospectus has been updated.

         Part A. The "Essential Information" and "Fees and Expenses" sections, including applicable footnotes, have been updated.

         Part A. The period over which the deferred sales charge will be collected has been updated.

         Part A. The Trust Portfolio(s) and the related footnotes have been updated.

         Part A. The Statement(s) of Financial Condition and the related footnotes have been updated.

         Part A. The Report of Independent Registered Public Accounting Firm has been updated.

         Part B.  The date of the Prospectus has been updated.

         Back Cover.  The date of the Prospectus has been updated.


                             CHAPMAN AND CUTLER LLP

Chicago, Illinois
September 21, 2011